Warrant liability (Details Narrative)	9 Months Ended		12 Months Ended
	May 31, 2022 USD ($) shares $ / shares	May 31, 2022 USD ($) shares $ / shares $ / shares	Aug. 31, 2021 USD ($) shares $ / shares	May 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	May 31, 2021 USD ($) shares	May 31, 2021 $ / shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Fair value of warrants | $	$ 135,749	$ 135,749	$ 4,868,703			$ 8,024,775		$ 14,135,321
Equity Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,736,296	3,736,296	3,736,296
Warrants outstanding, Average exercise price	$ 15	$ 15
Proceeds from exercise of warrant | $	$ 56,000,000.0
Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,329,684	1,329,684	1,452,843			1,610,729		2,405,369
Fair value of warrants | $	$ 135,749	$ 135,749	$ 4,868,703
Share price		$ 1.18	$ 8.42
Expected volatility	95.00%
Expected dividend yield	0.00%
Warrants outstanding, Average exercise price				$ 8.93	$ 8.96		$ 9.30		$ 9.60
Liability Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	6 months 21 days		6 months 10 days
Exercise price		7.50	$ 7.50
Expected volatility			70.00%
Risk free interest rate	2.57%		0.28%
Liability Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	2 years 2 months 8 days		2 years 11 months 8 days
Exercise price		$ 27.00	$ 27.00
Expected volatility			90.00%
Risk free interest rate	2.64%		0.63%